Business Combinations, Disposals and Other Changes in the Group - Schedule of Fair Values Assigned to the Asset Acquired and Liabilities Assumed on Acquisition Date (Parenthetical) (Details) - Reynolds American Inc.
Jul. 25, 2017
Disclosure Of Business Combinations [Line Items]
Ownership percentage in subsidiary	57.80%
Percentage of interest in associate	42.20%